UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 125.5%	Albany, New York, IDA, Civic Facility Revenue Bonds
	(New Covenant Charter School Project), Series A, 7%,
	5/01/25	$910	$638,793
	Albany, New York, IDA, Civic Facility Revenue Bonds
	(New Covenant Charter School Project), Series A, 7%,
	5/01/35	590	394,899
	Dutchess County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	7,000	5,224,940
	Essex County, New York, IDA, Environmental Improvement
	Revenue Bonds (International Paper Company Project), AMT,
	Series A, 6.625%, 9/01/32	550	404,178
	Genesee County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (United Memorial Medical Center Project), 5%,
	12/01/27	500	319,810
	Hudson Yards Infrastructure Corporation, New York,
	Revenue Bonds, Series A, 4.50%, 2/15/47 (a)	2,900	2,048,647
	Hudson Yards Infrastructure Corporation, New York,
	Revenue Bonds, Series A, 5%, 2/15/47	1,000	764,650
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series B, 5%, 12/01/35	5,000	4,450,450
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series B, 5%, 12/01/35 (b)	2,350	2,080,055
	Madison County, New York, IDA, Civic Facility Revenue
	Bonds (Colgate University Project), Series B, 5%, 7/01/33	2,000	1,847,960
	Madison County, New York, IDA, Civic Facility Revenue
	Bonds (Commons II LLC - Student Housing), Series A, 5%,
	6/01/33 (b)	275	229,094
	Metropolitan Transportation Authority, New York,
	Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5%,
	11/15/30	12,000	10,543,200
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series C, 6.50%, 11/15/28	750	791,842
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5.125%, 11/15/31	12,000	10,948,800
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/36 (c)	4,900	4,109,287
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/39 (c)	1,500	1,241,475
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/46 (c)	250	199,670
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority	TFABS	Tobacco Flexible Amortization Bonds

BlackRock New York Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, PILOT Revenue Bonds
(Yankee Stadium Project), 5%, 3/01/36 (a)	$250	$209,562
New York City, New York, City IDA, Parking Facility Revenue
Bonds (Royal Charter Properties, Inc.-The New York and
Pennsylvania Hospital Leasehold Project),
5.25%, 12/15/32 (d)	1,550	1,444,677
New York City, New York, City IDA, Revenue Bonds
(IAC/InterActiveCorp Project), 5%, 9/01/35	2,000	1,291,260
New York City, New York, City IDA, Special Facility Revenue
Bonds (American Airlines, Inc. - JFK International Airport),
AMT, 7.625%, 8/01/25	3,200	2,250,528
New York City, New York, City IDA, Special Facility Revenue
Bonds (Continental Airlines, Inc. Project), AMT, 7.75%,
8/01/31	4,000	2,750,120
New York City, New York, City Municipal Water Finance
Authority, Second General Resolution, Water and Sewer
System Revenue Bonds, Series AA, 4.50%, 6/15/37 (a)	2,050	1,637,889
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, Series
A, 5%, 6/15/32 (e)	4,000	3,662,960
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, Series
A, 4.25%, 6/15/39 (d)	700	518,840
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, Series
A, 5.75%, 6/15/40	600	598,044
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, Series
D, 5%, 6/15/38	500	450,840
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Revenue Refunding
Bonds, Series C, 5%, 6/15/32	6,500	6,163,170
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Revenue Refunding
Bonds, Series D, 5%, 6/15/39	5,000	4,497,450
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds, Series S-2, 4.25%,
1/15/34 (e)	1,700	1,251,404
New York City, New York, City Transitional Finance Authority,
Building Aid Revenue Refunding Bonds,
Series S-1, 4.50%, 1/15/38	750	581,768
New York City, New York, City Transitional Finance
Authority, Future Tax Secured Revenue Bonds, Series C, 5%,
5/01/09 (f)	1,495	1,534,842
New York City, New York, GO, Series C, 5.375%, 3/15/12 (f)	6,000	6,472,800

BlackRock New York Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, GO, Series D, 5.375%, 6/01/12 (f)	$2,200	$2,381,654
New York City, New York, GO, Series D, 5.375%, 6/01/32	4,000	3,748,680
New York City, New York, IDA, Civic Facility Revenue Bonds
(Marymount School of New York Project), 5.125%,
9/01/21 (g)	750	607,140
New York City, New York, IDA, Civic Facility Revenue Bonds
(Marymount School of New York Project), 5.25%,
9/01/31 (g)	2,000	1,435,060
New York City, New York, IDA, Civic Facility Revenue
Refunding Bonds (Polytechnic University), 5.25%,
11/01/37 (g)	2,400	1,769,544
New York City, New York, IDA, Special Airport Facility
Revenue Bonds (Aero JFK I, LLC Project), AMT, Series A,
5.50%, 7/01/28	10,000	7,283,900
New York Convention Center Development Corporation,
New York, Revenue Bonds (Hotel Unit Fee Secured), 5%,
11/15/44 (c)	8,410	6,843,806
New York Counties Tobacco Trust III, Tobacco Settlement
Pass-Through Bonds, 6%, 6/01/43	6,700	5,392,495
New York Liberty Development Corporation Revenue Bonds
(Goldman Sachs Headquarters), 5.25%, 10/01/35	7,000	5,669,930
New York Liberty Development Corporation Revenue Bonds
(National Sports Museum Project), Series A, 6.125%,
2/15/19 (h)(i)	1,740	208,121
New York State Dormitory Authority, Mental Health Services
Facilities Improvement, Revenue Bonds, Series B,
5%, 2/15/35 (c)	4,855	4,327,893
New York State Dormitory Authority, Non-State Supported
Debt, Lease Revenue Bonds (Municipal Health Facilities
Improvement Program), Sub-Series 2-4,
4.75%, 1/15/30	2,600	2,298,036
New York State Dormitory Authority, Non-State Supported
Debt Revenue Bonds (Manhattan College), Series B, 5.30%,
7/01/37 (j)	500	406,410
New York State Dormitory Authority, Non-State Supported
Debt Revenue Bonds (New York University Hospitals
Center), Series B, 5.625%, 7/01/37	530	373,936
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
Center Health System), Series C,
5.50%, 7/01/26	3,000	2,585,580
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (Mount Sinai School of
Medicine of New York University), 5%, 7/01/35 (a)	1,000	852,420

BlackRock New York Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (School District Financing
Program), Series A, 5%, 10/01/35 (d)	$395	$362,231
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (School District Financing
Program), Series B, 5%, 4/01/36 (d)	1,040	951,673
New York State Dormitory Authority Revenue Bonds
(New School University), 5%, 7/01/41 (a)	9,000	7,403,940
New York State Dormitory Authority Revenue Bonds
(New York University), Series 2, 5%, 7/01/41 (c)	5,000	4,497,100
New York State Dormitory Authority Revenue Bonds (North
Shore - Long Island Jewish Health System), 5.50%,
5/01/13 (f)	2,000	2,195,760
New York State, HFA, M/F Housing Revenue Bonds
(Kensico Terrace Apartments), AMT, Series B, 4.95%,
2/15/38 (k)	845	602,308
Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project),
AMT, 9.125%, 12/01/15	8,815	8,822,845
Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (JFK International Air Terminal
LLC), AMT, Series 6, 5.75%, 12/01/22 (a)	7,000	6,189,540
Rensselaer County, New York, IDA, Civic Facility Revenue
Bonds (Rensselaer Polytechnic Institute), 5%, 3/01/36	4,000	3,422,640
Rensselaer Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Revenue Bonds,
Series A, 5.75%, 6/01/43	2,500	1,936,175
Rockland Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Revenue Bonds,
5.75%, 8/15/43	5,000	3,870,650
Suffolk County, New York, IDA, Continuing Care and
Retirement, Revenue Refunding Bonds (Jeffersons Ferry
Project), 5%, 11/01/28	1,175	862,497
Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson),
AMT, 5.25%, 6/01/27	7,000	5,516,560
TSASC, Inc., New York, TFABS, Series 1, 6.375%,
7/15/09 (f)	2,000	2,087,980
TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (f)	3,000	3,277,980
Westchester County, New York, IDA, Civic Facilities Revenue
Bonds (Windward School Civic Facility), 5.25%,
10/01/31 (j)	2,500	2,020,975
Westchester Tobacco Asset Securitization Corporation, New
York, Revenue Bonds, 6.75%, 7/15/10 (f)	2,000	2,168,860
		183,928,223

BlackRock New York Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
Multi-State - 14.3%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (l)(m)	$6,000	$6,118,560
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (l)(m)	5,500	5,796,010
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (l)(m)	6,000	6,011,460
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (l)(m)	3,000	2,994,450
			20,920,480
Puerto Rico - 16.1%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	2,000	1,820,400
	Puerto Rico Electric Power Authority, Power Revenue
	Refunding Bonds, Series VV, 5.25%, 7/01/29 (a)	500	439,225
	Puerto Rico Housing Financing Authority, Capital Funding
	Program, Subordinate Revenue Refunding Bonds, 5.125%,
	12/01/27	4,000	3,739,200
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (f)	4,400	4,679,752
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.25%, 7/01/36	1,600	1,323,360
	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (f)	6,000	6,237,060
	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (f)	5,000	5,328,150
			23,567,147
	Total Municipal Bonds - 155.9%		228,415,850
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (n)
New York -	New York State Mortgage Agency, Homeowner Mortgage
11.4%	Revenue Bonds, AMT, 31st Series A, 5.30%, 10/01/31	15,500	12,482,615
	New York State Mortgage Agency Revenue Bonds, AMT, Series
	101, 5.40%, 4/01/32	5,238	4,252,910
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 11.4%		16,735,525
	Total Long-Term Investments
	(Cost - $279,373,483) - 167.3%		245,151,375
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 1.20% (o)(p)	4,119,502	4,119,502
	Total Short-Term Securities
	(Cost - $4,119,502) - 2.8%		4,119,502
	Total Investments (Cost - $283,492,985*) - 170.1%		249,270,877
	Other Assets Less Liabilities - 2.5%		3,619,464
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (7.1)%		(10,470,262)
	Preferred Shares, at Redemption Value - (65.5)%		(95,896,070)
	Net Assets Applicable to Common Shares - 100.0%		$146,524,009

BlackRock New York Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$270,957,253
Gross unrealized appreciation	$2,895,449
Gross unrealized depreciation	(34,949,331)
Net unrealized depreciation	$(32,053,882)

(a)	MBIA Insured.
(b)	CIFG Insured.
(c)	AMBAC Insured.
(d)	FSA Insured.
(e)	FGIC Insured.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	ACA Insured.
(h)	Non-income producing security.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Radian Insured.
(k)	SONYMA Insured.
(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(m)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(n)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	(489,028)	$ 20,592

(p)	Represents the current yield as of report date.

BlackRock New York Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$4,119,502
Level 2	245,151,375
Level 3	-
$249,270,877

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 19, 2008